Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Supplemental cash flow information
Supplemental cash flow information

14.Supplemental cash flow information

Components of the net change in non-cash working capital are as follows:

	Year ended December 31,
	2022	2021	2020
Trade and other receivables	$72,230	$1,180,069	$(316,778)
Inventories	11,750	(176)	18,473
Prepaid expenses and deposits	4,132	(1,630,088)	(53,416)
Trade and other payables and accrued liabilities	669,427	(1,170,715)	(40,937)
Taxes	(104,670)	—	—
Contract liabilities	742,228	(381,596)	(380,629)
Total	$1,395,097	$(2,002,506)	$(773,287)

Other supplemental cash flow information as follows:

	Year ended December 31,
	2022	2021	2020
Cash received for interest	$1,718	$22,725	$1,068
Cash paid for interest	1,154,727	1,311,915	1,105,298